SHARE BASED PAYMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended								1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2014	May 31, 2014	Nov. 01, 2012	Oct. 10, 2012	Sep. 01, 2012	Apr. 15, 2014	Jun. 09, 2014	Jun. 07, 2011	Mar. 22, 2011	Aug. 23, 2011	Jul. 10, 2009	Jul. 20, 2007	Jul. 02, 2007	Nov. 29, 2007	Sep. 22, 2013	Jun. 01, 2014	Nov. 30, 2012	Dec. 29, 2008	Mar. 18, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,516,620
Options outstanding	14,853,764	14,655,530
Exercise price	$ 1.03
Granted, Weighted average grant-date fair value	$ 0.49
Options exercisable	12,744,914
Options vested and expected to vest	14,647,462
Share-based compensation expense	$ 1,359	$ 1,251	$ 3,502
Intrinsic value of options exercised during the period	442	3	66
Fair value of options vested	357	1,476	3,503
Unrecognized compensation cost	908
Unrecognized compensation cost, period for recognition	2 years 5 months 5 days
Non-Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				50,000
2007 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																12,000,000					17,000,000
Options granted						20,000		1,857,538
Exercise price						$ 1.11		$ 0.72
Contract life								5 years
Granted, Weighted average grant-date fair value					$ 0.43		$ 0.33
Options vested immediately						20,000
Incremental compensation cost			449
2007 stock incentive plan [Member] | CFO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of options					May 31, 2016
Options vested					1,282,098
Incremental compensation cost	201
Options cancelled					575,440
2007 stock incentive plan [Member] | Options granted on July 10, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value									$ 0.21
Incremental compensation cost	4
2007 stock incentive plan [Member] | Options granted on July 10, 2009 [Member] | Exercise Price $1.15 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price										$ 1.15
Granted, Weighted average grant-date fair value										$ 0.22
Incremental compensation cost	686
2007 stock incentive plan [Member] | Options granted on July 10, 2009 [Member] | Exercise Price $1.57 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price										$ 1.57
Granted, Weighted average grant-date fair value										$ 0.12
Incremental compensation cost	5
2007 stock incentive plan [Member] | Options granted on November 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value										$ 0.25
Incremental compensation cost	4
2007 stock incentive plan [Member] | Options granted on November 29, 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value									$ 0.21
Incremental compensation cost	4
2007 and 2011 stock incentive plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												2,180,000
Exercise price											$ 1.57	$ 2.3
Granted, Weighted average grant-date fair value											$ 0.75	$ 0.53
Incremental compensation cost											314
2011 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																						2,000,000
Exercise price													$ 1.15
Granted, Weighted average grant-date fair value														$ 0.39	$ 0.22	$ 0.21	$ 0.26
Incremental compensation cost													1,259
Share-based compensation expense													950
2011 stock incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life												5 years
2011 stock incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life												10 years
2011 stock incentive plan [Member] | Senior Executive Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												600,000
Options vested																		200,000
Options exercisable												100,000
Options vested and expected to vest												200,000
Share-based compensation expense		$ 59	$ 19									$ 35
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																				6,000,000
Options granted				140,000															2,376,620	60,000
Exercise price				1.045															$ 1.025	$ 1.11
Contract life				5 years															5 years